Destra Multi-Alternative Fund
Schedule of Investments
As of June 30, 2023 (unaudited)

Shares/ Contracts/ Principal	Security	Value
	COMMON STOCKS – 18.6%
	AGRICULTURE – 0.6%
7,774	Archer-Daniels-Midland Co.	$587,403

	AUTO MANUFACTURERS – 0.6%
2,303	Cummins, Inc.	564,603

	BANKS – 0.9%
7,315	Morgan Stanley	624,701
2,000	PNC Financial Services Group, Inc.	251,900
		876,601

	BIOTECHNOLOGY – 0.3%
4,642	Corteva, Inc.	265,987

	CHEMICALS – 0.1%
1,454	International Flavors & Fragrances, Inc.	115,724

	COMPUTERS – 0.5%
7,528	Cognizant Technology Solutions Corp., Class A	491,428

	DIVERSIFIED FINANCIAL SERVICES – 0.5%
2,891	American Express Co.	503,612

	ELECTRIC – 0.6%
7,227	NextEra Energy, Inc.	536,243

	FINANCIAL SERVICES – 0.2%
1,530	Blackstone Group, Inc.	142,244

	FOOD SERVICE – 0.5%
1,463	McDonald’s Corp.	436,574

	HEALTHCARE-SERVICES – 0.7%
600	Elevance Health, Inc.	266,574
840	UnitedHealth Group, Inc.	403,738
		670,312

	INSURANCE – 0.5%
6,654	Principal Financial Group, Inc.	504,639

	INVESTMENT COMPANIES – 0.1%
10,094	CION Investment Corp.	104,776

	LISTED BUSINESS DEVELOPMENT COMPANIES – 4.1%
286,500	Owl Rock Capital Corp.(1)	3,844,830

	MACHINERY-DIVERSIFIED – 0.7%
1,257	Deere & Co.	509,324
505	Rockwell Automation, Inc.	166,372
		675,696

	MEDIA – 0.5%
12,254	Comcast Corp., Class A	509,154
Shares/ Contracts/ Principal	Security	Value
	COMMON STOCKS (continued)
	MINING – 0.5%
12,163	Newmont Mining Corp.	$518,874

	MISCELLANEOUS MANUFACTURING – 0.3%
687	Parker-Hannifin Corp.	267,957

	OIL & GAS – 1.7%
5,569	EOG Resources, Inc.	637,316
3,943	Marathon Petroleum Corp.	459,754
2,238	Pioneer Natural Resources Co.	463,669
		1,560,739

	OIL & GAS SERVICES – 0.2%
6,318	Baker Hughes Co.	199,712

	PHARMACEUTICALS – 0.3%
1,834	AbbVie, Inc.	247,095

	RETAIL – 0.8%
1,464	Genuine Parts Co.	247,753
5,664	The TJX Cos., Inc.	480,250
		728,003

	SEMICONDUCTORS – 1.2%
3,497	Analog Devices, Inc.	681,251
535	Broadcom, Ltd.	464,075
		1,145,326

	SOFTWARE – 0.4%
1,168	Microsoft Corp.	397,751

	TELECOMMUNICATIONS – 0.7%
20,034	Corning, Inc.	701,991

	TRANSPORTATION – 1.1%
2,193	Union Pacific Corp.	448,731
3,067	United Parcel Service, Inc., Class B	549,760
		998,491
	TOTAL COMMON STOCKS
	(Cost $18,335,448)	17,595,765

	EXCHANGE-TRADED FUNDS – 2.0%
69,330	Global X Nasdaq 100 Covered Call ETF	1,230,607
40,000	Global X Russell 2000 Covered Call ETF	723,600
	TOTAL EXCHANGE-TRADED FUNDS (Cost $1,925,878)	1,954,207

	MEDIUM TERM NOTES – 5.3%
	BANKS – 4.8%
1,500,000	Credit Suisse AG London, 0.0%, 09/18/25(2)(3)(4)	1,500,000
3,000,000	UBS AG London, 13.75%, 09/18/25(2)(4)	3,000,000
		4,500,000

Destra Multi-Alternative Fund
Schedule of Investments (continued)
As of June 30, 2023 (unaudited)

Shares/ Contracts/ Principal	Security	Value
	MEDIUM TERM NOTES (continued)
	DIVERSIFIED FINANCIAL SERVICES – 0.5%
500,000	GS Finance Corp., 12.1%, 09/30/24(2)(4)	$500,000
	TOTAL MEDIUM TERM NOTES
	(Cost $5,000,000)	5,000,000

	PRIVATE COMPANIES – 12.7%
254,113	Always AI, Inc., Series A-1 Preferred Stock(2)(3)(4)	513,967
490,767	Always AI, Inc., Series B Preferred Stock(2)(3)(4)	2,055,869
179,641	Clear Street Group, Inc., Series B Preferred Stock(2)(3)(4)	1,500,002
23,723	Eat Just, Inc., Series F Common Stock(2)(3)(4)	475,883
542,467	GOSITE, Inc., Series A-1 Preferred Stock(2)(3)(4)	4,084,777
497,216	Iridia, Inc., Series A-3 Preferred Stock(2)(3)(4)	868,126
2,550,000	Nurture Life, Inc., Convertible Debt, 6.0%, 12/31/23(2)(4)	2,550,000
	TOTAL PRIVATE COMPANIES
	(Cost $9,415,497)	12,048,624

	PURCHASED OPTIONS CONTRACTS – 0.0%
	CALL OPTIONS – 0.0%
20	Charles Schwab Corp. Exercise Price: $68, Notional Amount: $135,000, Expiration Date: 09/15/2023(3)	960
20	Charles Schwab Corp. Exercise Price: $70, Notional Amount: $140,000, Expiration Date: 03/15/2024(3)	4,300
21	Tesla, Inc. Exercise Price: $425, Notional Amount: $892,500, Expiration Date: 01/19/2024(3)	16,968
21	Tesla, Inc. Exercise Price: $375, Notional Amount: $787,500, Expiration Date: 01/19/2024(3)	26,565
	TOTAL CALL OPTIONS	48,793
	TOTAL PURCHASED OPTIONS CONTRACTS
	(Cost $27,127)	48,793

	CONTINGENT VALUE RIGHTS – 0.6%
	PHARMACEUTICALS – 0.0%
142,000	Bristol-Myers Squibb Co.(2)(3)	-

	REAL ESTATE – 0.6%
456,540	Hospitality Investors Trust, Inc.(2)(3)(4)	241,226
579,536	Ready Capital Corp.(2)(3)(4)	318,906
		560,132
	TOTAL CONTINGENT VALUE RIGHTS
	(Cost $9,395,584)	560,132
Shares/ Contracts/ Principal	Security	Value
	WARRANTS – 0.0%
	FOOD – 0.0%
878,570	Nurture Life, Inc.(2)(3)(4)	$8,786
	TOTAL WARRANTS
	(Cost $-)	8,786

	REAL ESTATE INVESTMENT TRUSTS – 29.4%
	LISTED REAL ESTATE INVESTMENT TRUSTS – 8.7%
275,000	Newlake Capital Partners, Inc.	3,795,000
4,175	Prologis, Inc., REIT	511,981
345,947	Ready Capital Corp.	3,902,282
	TOTAL LISTED REAL ESTATE INVESTMENT TRUSTS	8,209,263

	NON-LISTED REAL ESTATE INVESTMENT TRUSTS – 8.1%
329,575	Healthcare Trust, Inc., Common Stock(2)(4)	4,718,585
1,061,081	NorthStar Healthcare Income, Inc., Common Stock(2)(3)(4)	3,000,504
	TOTAL NON-LISTED REAL ESTATE INVESTMENT TRUSTS	7,719,089

	PRIVATE REAL ESTATE INVESTMENT TRUSTS – 12.6%
715,000	Aventine Property Group, Inc., Common Stock(2)(4)	5,291,000
715,000	Treehouse Real Estate Investment Trust, Inc., Common Stock(2)(4)(5)	6,635,200
	TOTAL PRIVATE REAL ESTATE INVESTMENT TRUSTS	11,926,200
	TOTAL REAL ESTATE INVESTMENT TRUSTS
	(Cost $37,402,851)	27,854,552

	ALTERNATIVE INVESTMENT FUNDS – 47.2%
250	Arboretum Core Asset Fund LP(4)(5)(6)	2,414,683
-	Canyon CLO Fund II LP(2)(3)(4)(7)	8,949,003
-	Canyon CLO Fund III (Cayman) Ltd.(2)(3)(4)(5)(7)	9,147,237
4,113	Clarion Lion Industrial Trust(4)(6)	16,694,539
-	Ovation Alternative Income Fund(4)(6)(7)	870,516
159	Preservation REIT 1, Inc.(4)(6)(8)	6,475,511
52	SGOF Liquidating Master, Ltd.(3)(4)(6)	126,610
	TOTAL ALTERNATIVE INVESTMENT FUNDS
	(Cost $27,898,445)	44,678,099

Destra Multi-Alternative Fund
Schedule of Investments (continued)
As of June 30, 2023 (unaudited)

Shares/ Contracts/ Principal	Security	Value
	SHORT-TERM INVESTMENTS – 7.1%
	MONEY MARKET FUND – 7.1%
6,693,908	Fidelity Investments Money Market Funds - Government Portfolio, Class I, 4.99%(1)(9)	$6,693,908
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $6,693,908)	6,693,908
	TOTAL INVESTMENTS – 122.9%
	(Cost $116,094,738)	116,442,866
	Liabilities in Excess of Other Assets – (22.9)%	(21,732,877)
	TOTAL NET ASSETS – 100.0%	$94,709,989

	WRITTEN OPTIONS CONTRACT – (0.0)%
	CALL OPTIONS – (0.0)%
(40)	Charles Schwab Corp. Exercise Price: $85, Notional Amount: $(340,000), Expiration Date: 03/15/2024	(2,280)
	TOTAL WRITTEN OPTIONS CONTRACT
	(Proceeds $(9,104))	(2,280)
Shares/ Contracts/ Principal	Security	Value
	EXCHANGE-TRADED FUNDS SOLD SHORT – (1.7)%
(9,900)	Direxion Daily S&P 500 Bull 3X	$(890,802)
(1,290)	iShares Transportation Average ETF	(322,268)
(9,800)	ProShares UltraPro QQQ	(401,800)
	TOTAL EXCHANGE-TRADED FUNDS SOLD SHORT
	(Proceeds $(802,222))	(1,614,870)
	TOTAL SHORT SECURITIES
	(Proceeds $(811,326))	$(1,617,150)

(1)	All or a portion of this security is segregated as collateral for securities sold short.
(2)	Fair valued using significant unobservable inputs.
(3)	Non-income producing security.
(4)	Restricted investment as to resale.
(5)	Affiliated investment for which ownership exceeds 5% of the investment’s capital.
(6)	Investments in Alternative Investment Funds are valued using net asset value as a practical expedient.
(7)	Alternative investment fund does not issue shares.
(8)	Affiliated investment for which ownership exceeds 25% of the investment’s capital.
(9)	The rate is the annualized seven-day yield as of June 30, 2023.

ETF – Exchange-Traded Fund
LP – Limited Partnership
REIT – Real Estate Investment Trusts

Destra Multi-Alternative Fund
Schedule of Investments (continued)
As of June 30, 2023 (unaudited)

Restricted securities — Restricted securities are securities that may be resold only upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board. The restricted securities may be valued at the price provided by dealers in the secondary market or, if no market prices are available, the fair value as determined in good faith using methods approved by the Board. The Alternative Investment Funds generally are restricted securities that are subject to substantial holding periods and are not traded in public markets, so that the Fund may not be able to resell some of its investments for extended periods, which may be several years.

Additional information on each restricted investment held by the Fund at June 30, 2023 is as follows:

Security Description	Acquisition Date	Cost		Value	% of Net Assets
Always AI, Inc.	1/5/2021	$1,999,998		$2,569,836	2.7%
Arboretum Core Asset Fund LP	8/2/2018	2,500,000		2,414,683	2.6
Aventine Property Group, Inc.	1/13/2021	5,292,000		5,291,000	5.6
Canyon CLO Fund II LP	2/25/2019	7,247,030		8,949,003	9.5
Canyon CLO Fund III (Cayman) Ltd.	3/1/2022	8,411,878		9,147,237	9.7
Clarion Lion Industrial Trust	6/29/2015	5,548,819		16,694,539	17.6
Clear Street Group, Inc.	5/11/2022	1,500,000		1,500,002	1.6
Credit Suisse AG London	9/13/2022	1,500,000		1,500,000	1.6
Eat Just, Inc.	6/11/2021	515,501		475,883	0.5
GOSITE, Inc.	7/31/2020	2,099,998		4,084,777	4.3
GS Finance Corp.	9/23/2022	500,000		500,000	0.5
Healthcare Trust, Inc.	3/30/2012	4,936,238		4,718,585	4.9
Hospitality Investors Trust, Inc.	2/17/2015	9,236,371		241,226	0.3
Iridia, Inc.	2/25/2021	750,000		868,126	0.9
NorthStar Healthcare Income, Inc.	3/29/2012	6,706,530		3,000,504	3.2
Nurture Life, Inc.	8/2/2022	2,550,000		2,550,000	2.7
Nurture Life, Inc., Warrants	12/23/2022	-		8,786	-
Ovation Alternative Income Fund	7/25/2014	813,552		870,516	0.9
Preservation REIT 1, Inc.	10/22/2019	3,377,166		6,475,511	6.8
Ready Capital Corp., Contingent Value Rights	7/6/2017	-	(1)	318,906	0.3
SGOF Liquidating Master, Ltd.	6/2/2015	-	(1)	126,610	0.1
Treehouse Real Estate Investment Trust, Inc.	12/31/2018	8,792,962		6,635,200	7.0
UBS AG London	9/13/2022	3,000,000		3,000,000	3.2
Total		$77,278,043		$81,940,930	86.50%

(1)	Transferred at no cost as a result of a corporate action.

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